Debt (Fair Value) (Narrative) (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Senior Notes
Debt Instrument [Line Items]
Fair value of long-term debt	$ 5.85	$ 3.43
Convertible Debt | Convertible Notes Payable
Debt Instrument [Line Items]
Fair value of long-term debt	$ 1.88	$ 1.22